MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio
MainStay VP T. Rowe Price Equity Income Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP T. Rowe Price Equity Income Portfolio

(the “Portfolio”)

Supplement dated October 1, 2018 (“Supplement”) to the Summary Prospectus, Prospectus and

Statement of Additional Information, each dated May 1, 2018, as supplemented or amended to date

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information (“SAI”).

Effective October 1, 2018, the Summary Prospectus, Prospectus and SAI are revised as follows:

1.

The table and footnote in the section entitled “Fees and Expenses of the Portfolio,” as well as the table in the section entitled “Example” of the Prospectus and Summary Prospectus are revised as follows:

Fees and Expenses of the Portfolio
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - MainStay VP T. Rowe Price Equity Income Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio"s average daily net assets)	[1]	0.72%	0.72%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.75%	1.00%
[1]	Restated to reflect current fees. The management fee is as follows: 0.725% on assets up to $500 million; 0.70% on assets from $500 million to $1 billion; and 0.675% on assets over $1 billion.

Example
Expense Example - - MainStay VP T. Rowe Price Equity Income Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	77	240	417	930
Service Class	102	318	552	1,225

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.